Interest On Pension And Other Post-Employment Benefit Obligations - Summary of Interest On Pension And Other Post Employment Benefit Obligations (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Interest on pension and other post employment benefit obligations [Abstract]
Interest on defined benefit pension obligation	$ 3.6	$ 7.4	$ 8.4
Interest on other post-employment benefit obligation	8.0	9.6	8.9
Interest On Pension And Other Post-Employment Benefit Obligations	$ 11.6	$ 17.0	$ 17.3